Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Manufactured products	$ 363	$ 428
Manufactured products	257	376
Logs and other raw materials	231	228
Inventory	$ 851	$ 1,032